SEGMENTAL ANALYSIS - Schedule of Operating Segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Segment	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Number of reporting segments | Segment	3
Net interest income	£ 9,366	£ 10,749	£ 10,180
Other income, net of insurance claims	6,958	4,377	8,179
Total income, net of insurance claims	16,324	15,126	18,359
Net income	16,324	15,126	18,359
Operating costs	(10,800)	(9,745)	(12,670)
Impairment credit (charge)	1,378	(4,155)	(1,296)
Profit before tax	6,902	1,226	4,393
Total assets	886,525	871,269
Customer deposits and repurchase agreements	477,384	460,068
Segment external liabilities	833,373	821,856
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	2,608	2,308	2,756
Fee and commission expense	(1,185)	(1,148)	(1,350)
Net fee and commission income	1,423	1,160	1,406
Gains less losses on disposal of financial assets at fair value through other comprehensive income	133	46	(30)
Trading income	17,200	7,220	18,288
Inter-segment other income		0
Segment other income, net of insurance claims	6,958	4,377	8,179
Other segment items reflected in income statement above:
Depreciation and amortisation	2,825	2,732	2,660
Non-income statement segment items:
Investments in joint ventures and associates at end of year	352	296
Gain loss on sale of leased assets net operating leases	249	127	41
Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	11,163	10,773	12,377
Other income, net of insurance claims	5,060	4,515	5,732
Total income, net of insurance claims	16,223	15,288	18,109
Operating lease depreciation	(460)	(884)	(967)
Net income	15,763	14,404	17,142
Operating costs	(7,630)	(7,585)	(7,875)
Remediation	(1,300)	(379)	(445)
Total costs	(8,930)	(7,964)	(8,320)
Impairment credit (charge)	1,207	(4,247)	(1,291)
Profit before tax	8,040	2,193	7,531
External income	16,223	15,288	18,109
Inter-segment (expense) income	0	0	0
Total assets	886,525	871,269	833,893
Customer deposits and repurchase agreements	477,384	460,068	421,320
Segment external liabilities	833,373	821,856	786,087
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	2,608	2,308	2,756
Fee and commission expense	(1,185)	(1,148)	(1,350)
Net fee and commission income	1,423	1,160	1,406
Operating lease rental income	1,059	1,120	1,250
Rental income from investment properties	186	191	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(2)	149	196
Lease termination income		5	12
Trading income	1,323	1,060	1,137
Insurance and other, net of insurance claims	1,071	830	1,540
Other external income, net of insurance claims	3,637	3,355	4,326
Inter-segment other income	0		0
Segment other income, net of insurance claims	5,060	4,515	5,732
Other segment items reflected in income statement above:
Depreciation and amortisation	2,825	2,732	2,660
Movement in value of in-force business	(70)	76	825
Defined benefit scheme charges	236	247	245
Non-income statement segment items:
Additions to fixed assets	3,228	2,901	3,649
Investments in joint ventures and associates at end of year	352	296	304
Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	638	615	659
Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	883	748	982
Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	413	274	248
Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	113	146	206
Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income		6	69
Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	76	76	103
Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	485	443	489
Retail | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	8,643	8,384	9,184
Other income, net of insurance claims	1,736	1,733	2,019
Total income, net of insurance claims	10,379	10,117	11,203
Operating lease depreciation	(442)	(856)	(946)
Net income	9,937	9,261	10,257
Operating costs	(4,724)	(4,761)	(4,768)
Remediation	(360)	(125)	(238)
Total costs	(5,084)	(4,886)	(5,006)
Impairment credit (charge)	285	(2,384)	(1,038)
Profit before tax	5,138	1,991	4,213
External income	11,748	11,868	13,136
Inter-segment (expense) income	(1,369)	(1,751)	(1,933)
Total assets	371,339	358,766	350,850
Customer deposits and repurchase agreements	317,974	290,206	253,128
Segment external liabilities	322,162	295,229	261,036
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	1,175	1,077	1,238
Fee and commission expense	(577)	(571)	(571)
Net fee and commission income	598	506	667
Operating lease rental income	1,046	1,103	1,225
Rental income from investment properties	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Lease termination income		0	0
Trading income	66	69	47
Insurance and other, net of insurance claims	86	147	206
Other external income, net of insurance claims	1,198	1,319	1,478
Inter-segment other income	(60)	(92)	(126)
Segment other income, net of insurance claims	1,736	1,733	2,019
Other segment items reflected in income statement above:
Depreciation and amortisation	1,525	1,760	1,712
Movement in value of in-force business	0	0	0
Defined benefit scheme charges	89	97	108
Non-income statement segment items:
Additions to fixed assets	1,922	1,684	2,208
Investments in joint ventures and associates at end of year	6	4	4
Retail | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	504	498	518
Retail | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	614	517	652
Retail | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Retail | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	9
Retail | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income		0	0
Retail | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Retail | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	57	62	59
Commercial Banking | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0
Commercial Banking | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	2,363	2,357	2,892
Other income, net of insurance claims	1,277	1,292	1,417
Total income, net of insurance claims	3,640	3,649	4,309
Operating lease depreciation	(18)	(28)	(21)
Net income	3,622	3,621	4,288
Operating costs	(1,857)	(1,851)	(2,073)
Remediation	(830)	(210)	(155)
Total costs	(2,687)	(2,061)	(2,228)
Impairment credit (charge)	916	(1,464)	(306)
Profit before tax	1,851	96	1,754
External income	3,355	3,246	3,508
Inter-segment (expense) income	285	403	801
Total assets	136,034	142,042	144,795
Customer deposits and repurchase agreements	142,345	145,596	144,050
Segment external liabilities	179,417	189,302	182,318
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	1,030	875	1,065
Fee and commission expense	(254)	(222)	(321)
Net fee and commission income	776	653	744
Operating lease rental income	13	17	25
Rental income from investment properties	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(5)	0	(5)
Lease termination income		5	12
Trading income	912	787	812
Insurance and other, net of insurance claims	118	349	72
Other external income, net of insurance claims	1,038	1,158	916
Inter-segment other income	(537)	(519)	(243)
Segment other income, net of insurance claims	1,277	1,292	1,417
Other segment items reflected in income statement above:
Depreciation and amortisation	283	263	315
Movement in value of in-force business	0	0	0
Defined benefit scheme charges	30	30	43
Non-income statement segment items:
Additions to fixed assets	178	112	260
Investments in joint ventures and associates at end of year	0	0	0
Commercial Banking | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	130	113	136
Commercial Banking | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	269	231	330
Commercial Banking | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	376	274	248
Commercial Banking | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income		0	0
Commercial Banking | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income		5	4
Commercial Banking | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	76	76	103
Commercial Banking | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	179	176	244
Insurance and Wealth | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	70	49	77
Other income, net of insurance claims	1,432	1,250	2,021
Total income, net of insurance claims	1,502	1,299	2,098
Operating lease depreciation	0	0	0
Net income	1,502	1,299	2,098
Operating costs	(956)	(902)	(982)
Remediation	(123)	(50)	(50)
Total costs	(1,079)	(952)	(1,032)
Impairment credit (charge)	4	(9)	0
Profit before tax	427	338	1,066
External income	1,363	1,223	1,926
Inter-segment (expense) income	139	76	172
Total assets	196,235	183,348	175,869
Customer deposits and repurchase agreements	15,626	14,072	13,677
Segment external liabilities	204,028	190,771	182,333
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	342	355	423
Fee and commission expense	(324)	(329)	(405)
Net fee and commission income	18	26	18
Operating lease rental income	0	0	0
Rental income from investment properties	186	191	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Lease termination income		0	0
Trading income	0	0	0
Insurance and other, net of insurance claims	1,817	1,389	2,216
Other external income, net of insurance claims	2,003	1,580	2,407
Inter-segment other income	(589)	(356)	(404)
Segment other income, net of insurance claims	1,432	1,250	2,021
Other segment items reflected in income statement above:
Depreciation and amortisation	170	159	181
Movement in value of in-force business	(70)	76	825
Defined benefit scheme charges	11	14	19
Non-income statement segment items:
Additions to fixed assets	117	125	174
Investments in joint ventures and associates at end of year	0	0	0
Insurance and Wealth | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	4	4	5
Insurance and Wealth | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Insurance and Wealth | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Insurance and Wealth | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	113	146	197
Insurance and Wealth | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income		1	65
Insurance and Wealth | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Insurance and Wealth | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	225	204	156
Other
Analysis of segment underlying other income, net of insurance claims:
Lease termination income		0
Other | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	87	(17)	224
Other income, net of insurance claims	615	240	275
Total income, net of insurance claims	702	223	499
Operating lease depreciation	0	0	0
Net income	702	223	499
Operating costs	(93)	(71)	(52)
Remediation	13	6	(2)
Total costs	(80)	(65)	(54)
Impairment credit (charge)	2	(390)	53
Profit before tax	624	(232)	498
External income	(243)	(1,049)	(461)
Inter-segment (expense) income	945	1,272	960
Total assets	182,917	187,113	162,379
Customer deposits and repurchase agreements	1,439	10,194	10,465
Segment external liabilities	127,766	146,554	160,400
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	61	1	30
Fee and commission expense	(30)	(26)	(53)
Net fee and commission income	31	(25)	(23)
Operating lease rental income	0	0	0
Rental income from investment properties	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	3	149	201
Lease termination income			0
Trading income	345	204	278
Insurance and other, net of insurance claims	(950)	(1,055)	(954)
Other external income, net of insurance claims	(602)	(702)	(475)
Inter-segment other income	1,186	967	773
Segment other income, net of insurance claims	615	240	275
Other segment items reflected in income statement above:
Depreciation and amortisation	847	550	452
Movement in value of in-force business	0	0	0
Defined benefit scheme charges	106	106	75
Non-income statement segment items:
Additions to fixed assets	1,011	980	1,007
Investments in joint ventures and associates at end of year	346	292	300
Other | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Other | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Other | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	37	0	0
Other | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Other | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income		0	0
Other | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	0	0	0
Other | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fee and commission income	£ 24	£ 1	£ 30